Deposits (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure Deposits Abstract
Schedule of deposits

	2022	2021
Maintenance deposits	1,134,389	1,000,995
Court deposits	591,177	575,917
Deposit in guarantee for lease agreements	934,204	372,114
Total	2,659,770	1,949,026

Current	380,267	191,184
Non-current	2,279,503	1,757,842